RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Risk Management [Abstract]
RISK MANAGEMENT	RISK MANAGEMENT
Risk management is an integrated process with independent oversight. Management has developed an enterprise-wide approach to risk management that involves executives in each core business unit and operating area of CI. Using a quantitative and qualitative analysis, risk factors are assessed and procedures are implemented to mitigate the various events that could impact CI’s financial position and results of operations.
CI’s financial instruments bear the following financial risks:
[A] MARKET RISK
Market risk is the risk of a financial loss resulting from adverse changes in underlying market factors, such as interest rates, foreign exchange rates, and equity prices. CI’s Corporate Finance Group reviews the exposure to interest rate risk, foreign exchange risk and price risk by identifying, monitoring and reporting potential market risks to the Chief Financial Officer. A description of each component of market risk is described below:
•Interest rate risk is the risk of loss due to the volatility of interest rates.
•Foreign exchange risk is the risk of loss due to volatility of foreign exchange rates.
•Price risk is the risk of loss due to changes in prices and volatility of financial instruments.
CI’s financial performance is indirectly exposed to market risk. Any decline in financial markets or lack of sustained growth in such markets may result in a corresponding decline in the performance and may adversely affect CI’s assets under management and financial results.
(i) Interest rate risk
Interest rate risk arises from the possibility that changes in interest rates will affect the value of financial instruments. Fluctuations in interest rates have a direct impact on the interest payments CI makes on its long-term debt. Debt outstanding on CI’s credit facility of $297,500 [2020 – nil] is borrowed at a floating interest rate.
As at December 31, 2020, CI had an interest rate swap agreement with a Canadian chartered bank to swap the semi-annual fixed rate payments on the 2021 Debentures $200,000 principal amount for floating rate payments. As at December 31, 2021, the swap agreement is terminated.
Based on the amount borrowed under the credit facility and the 2021 Debentures as at December 31, 2021, each 0.50% increase or decrease in interest rates would result in annual interest expense increasing or decreasing by $1,488 [2020 – $1,000], respectively.
(ii) Foreign exchange risk
CI is exposed to foreign exchange risk primarily from its investment in foreign subsidiaries operating in the United States, Australia and Hong Kong and from long-term debt denominated in U.S. dollars.
The following table provides the impact on net income and other comprehensive income [“OCI”] of a 10% change in the value of foreign currencies with respect to CI’s net financial assets as at December 31, 2021:

	10% strengthening of foreign exchange rate on net income	10% strengthening of foreign exchange rate on OCI	10% weakening of foreign exchange rate on net income	10% weakening of foreign exchange rate on OCI
United States dollar	(301,683)	4,917	301,683	(4,917)
Australian dollar	(191)	1,469	191	(1,469)
Hong Kong dollar	138	—	(138)	—
The following table provides the impact on net income and OCI of a 10% change in the value of foreign currencies with respect to CI’s net financial assets as at December 31, 2020:

	10% strengthening of foreign exchange rate on net income	10% strengthening of foreign exchange rate on OCI	10% weakening of foreign exchange rate on net income	10% weakening of foreign exchange rate on OCI
United States dollar	(75,123)	1,511	75,123	(1,511)
Australian dollar	389	761	(389)	(761)
Hong Kong dollar	127	—	(127)	—
[iii] Price risk
CI incurs price risk through its investments of $131,772 [2020 – $133,375]. Based on the carrying amount of these assets, an increase or decrease in prices by 10% would result in estimated gains or losses of $13,177 [2020 - $13,337], respectively.
[B] LIQUIDITY RISK
Liquidity risk arises from the possibility that CI will encounter difficulties in meeting its financial obligations as they fall due. CI manages its liquidity risk through a combination of cash received from operations as well as borrowings under its revolving credit facility. Liquidity is monitored through a daily cash management process that includes the projection of cash flows to ensure CI meets its funding obligations.
CI’s liabilities have contractual maturities, excluding interest payments, as follows:

	Total	2022	2023	2024	2025	2027	2030	2051
	$	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	351,495	351,495	—	—	—	—	—	—
Dividends payable	71,072	71,072	—	—	—	—	—	—
Client and trust funds payable	1,202,079	1,202,079	—	—	—	—	—	—
Long-term debt	3,798,711	444,486	—	301,433	450,000	250,000	1,214,344	1,138,448
Deferred consideration	136,053	123,277	12,776	—	—	—	—	—
Contingent consideration	346,894	41,773	225,747	63,368	16,006	—	—	—
Put option	427,867	400,440	—	5,647	18,782	2,998	—	—
Total	6,334,171	2,634,622	238,523	370,448	484,788	252,998	1,214,344	1,138,448
[C] CREDIT RISK
Credit risk is the risk of loss associated with the inability of a third party to fulfill its payment obligations. CI is exposed to the risk that third parties that owe it money, securities or other assets will not perform their obligations. Expected credit losses associated with CI’s financial assets are insignificant.
As at December 31, 2021, financial assets of $1,549,790 [2020 – $1,248,740], represented by client and trust funds on deposit of $1,199,904 [2020 – $973,143], accounts receivable of $242,154 [2020 – $219,074] and other assets of $107,732 [2020 – $56,523], were exposed to credit risk. CI does not have a significant exposure to any individual counterparty. Credit risk is mitigated by regularly monitoring the credit performance of each individual counterparty and holding collateral, where appropriate.
Client and trust funds on deposit consist mainly of cash deposits or unsettled trade receivables. CI may also extend amounts to clients on a margin basis for security purchases. Margin loans are due on demand and are collateralized by the financial instruments in the client’s account. CI faces a risk of financial loss in the event a client fails to meet a margin call if market prices for securities held as collateral decline and if CI is unable to recover sufficient value from the collateral held. The credit extended is limited by regulatory requirements and by CI’s internal credit policy. Credit risk is managed by dealing with counterparties CI believes to be creditworthy and by actively monitoring credit and margin exposure and the financial health of the counterparties.
CI’s accounts receivable consist primarily of management fees receivable, amounts due to CI from the government agencies with respect to input tax credits and other short-term receivables due within 90 days.
Securities lending and borrowing agreements consist of the following as at December 31, 2021:

	Cash	Securities
	$	$
Loaned or delivered as collateral	6,942	6,631
Borrowed or received as collateral	16,882	16,530
Securities lending and borrowing agreements consist of the following as at December 31, 2020:

	Cash	Securities
	$	$
Loaned or delivered as collateral	12,321	11,523
Borrowed or received as collateral	31,862	30,520
CI uses securities lending and borrowing to facilitate the securities settlement process. These transactions are typically short-term in nature, fully collateralized by either cash or securities and subject to daily margin calls for any deficiency between the market value of the security given and the amount of collateral received. CI manages its credit exposure by establishing and monitoring aggregate limits by counterparty for these transactions. Cash loaned or delivered as collateral is included in accounts receivable and cash borrowed or received as collateral is included in accounts payable and accrued liabilities.
Other assets consist mainly of long-term investments, long-term accounts receivable, loans granted under CI’s employee share purchase plan and loans extended to investment advisors under CI’s hiring and incentive program. Employee loans are collateralized by CI shares and become due immediately upon termination of the employee or upon the sale of the shares held as collateral. Commissions may be used to offset loan amounts made to investment advisors in the event of default. Credit risk associated with other assets is limited given the nature of the relationship with the counterparties.